Financial Risk Management - Summary of Working Capital Calculation (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Net current assets (liabilities) [abstract]
Total current assets	R$ 17,064,524	R$ 9,430,057
Total current liabilities	(12,863,889)	(7,518,423)
Total net working capital	R$ 4,200,635	R$ 1,911,634